Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (122,363)	$ (35,544)	$ (342,866)	$ (495,826)			$ (967,614)		$ (599,127)
Changes in fair value of derivative warrant liabilities			(460)	(61,383)			(169,836)		(67,155)
Interest earned on marketable securities held in Trust Account				(56,652)					(4,634)
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in acquisition:
Prepaid expenses and other current assets			738	(103,213)			(737)		(14,600)
Accounts payable and accrued expenses			159,297	(196,695)			5,426		225,402
Net cash used in operating activities			(183,291)	(913,769)			(1,132,761)		(430,914)
CASH FLOW FROM INVESTING ACTIVITIES:
Investment of cash in Trust Account				(634,594)					(1,380,000)
Proceeds from sale of investment of cash in Trust Account				6,529,259			47,387,687
Net cash provided by investing activities				5,894,665			47,387,687		(1,380,000)
Cash Flows from Financing Activities:
Advanced from related party			195,000	670,100			970,100		500
Proceeds from promissory note – related parties			183,700	634,594			1,055,394		1,381,000
Repayment of redemption of ordinary shares			(1,709,168)	(6,529,259)			(42,453,015)
Net cash used in financing activities			(1,330,468)	(5,224,565)			(40,427,521)		1,381,500
Net Change in Cash			(1,513,759)	(243,669)			5,827,404		(429,414)
Cash – Beginning			6,110,807	283,403			283,403		712,817
Cash – Ending	4,597,048	39,734	4,597,048	39,734	$ 4,597,048	$ 39,734	$ 6,110,807		$ 283,403
Remeasurement adjustment of ordinary shares to redemption value			183,700	638,542
Nukkleus Inc.
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(1,209,744)	(1,986,287)			(3,149,315)	(5,857,740)		$ (11,845,657)		$ (936,846)
Amortization of debt discount										1,545
Amortization of intangible assets					1,778,675	2,097,726		2,690,617		469,286
Stock-based compensation and service expense					296,210	1,429,989		1,913,529		42,082
Provision for bad debt								1,454		12
Unrealized foreign currency exchange gain					(441)			(768)		(761)
Loss on equity method investment		330,680				401,299		689,255
Impairment of digital assets								887
Impairment of equity method investment								4,310,745
Accounts payable					45,496	33,649
Accrued payroll liability and directors’ compensation					126,450	36,667
Accrued professional fees					(111,362)	(18,650)
Accrued liabilities and other payables					(233,902)	162,478
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in acquisition:
Customer digital currency assets					270,421	1,139,351		822,650		(1,201,019)
Accounts receivable					(298)	(17,311)		53,474		(12,972)
Digital assets					78,927	(20,769)		(84,241)		(929)
Other current assets					(34,864)	2,936		(4,716)		(5,110)
Due from affiliates					648,073	1,746,529		1,686,737		1,091,899
Customer custodial cash liabilities					(576,514)	262,180		1,560,251		821,653
Customer digital currency liabilities					(270,421)	(1,139,351)		(822,650)		1,201,019
Due to affiliates					506,149	(315,817)		323,129		(466,959)
Accounts payable and accrued expenses								320,910		164,082
Net cash used in operating activities					(626,716)	(56,834)		1,615,606		1,166,982
CASH FLOW FROM INVESTING ACTIVITIES:
Investment in note receivable					(154,150)			(35,000)
Purchase of intangible asset					(41,706)
Cash acquired on asset acquisition										21,371
Transaction costs of asset acquisition										(44,673)
Net cash provided by investing activities					(195,856)			(35,000)		(23,302)
Cash Flows from Financing Activities:
EFFECT OF EXCHANGE RATE ON CASH					292,591	(104,494)		(399,262)		(23,456)
Net Change in Cash					(529,981)	(161,328)		1,181,344		1,120,224
Cash – Beginning					2,384,417	1,203,073		1,203,073		82,849
Cash – Ending	1,854,436	1,041,745	1,854,436	1,041,745	1,854,436	1,041,745		2,384,417		1,203,073
Common stock issued in connection with cost method investment						6,602,000		6,602,000
Common stock issued in connection with equity method investment						5,000,000		5,000,000
Stock options issued for the purchase of an intangible asset						11,237		11,237
Common stock issued in connection with asset acquisition										11,152,369
Common stock issued for redeemable preferred stock conversion and related dividend										287,854
Cost of asset acquisition in accrued liabilities										16,098
Adjustment for common stock issued in connection with asset acquisition								2,861,631
Cash consisted of the following:
Cash	142,341	75,827	142,341	75,827	142,341	75,827		364,023		403,771
Customer custodial cash	1,712,095	965,918	1,712,095	965,918	1,712,095	965,918		2,020,394		799,302
Total cash	$ 1,854,436	$ 1,041,745	$ 1,854,436	$ 1,041,745	1,854,436	1,041,745		2,384,417		1,203,073
Cash paid for:
Interest
Income taxes